Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 5,137,634	$ 5,378,721
Cash and cash equivalents (note 15a)	122,906	153,726	$ 168,409	$ 215,738
LNG segment
Segment Reporting Information [Line Items]
Total assets	4,157,470	4,378,066
NGL segment
Segment Reporting Information [Line Items]
Total assets	857,258	846,929
Cash and cash equivalents
Segment Reporting Information [Line Items]
Cash and cash equivalents (note 15a)	$ 122,906	$ 153,726